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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY         November 14, 2011
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          36
Form 13F Information Table Value Total:  $5,981,052
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-13113               Blackstone Capital Partners V L.P.
   2     28-12332               GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                       FOR THE QUARTER ENDED SEPTEMBER 30, 2011

                                                                                                               VOTING AUTHORITY
                                                   VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   ---------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP     (1000S)     PRN AMT       PRN CALL DISCRETION MANAGERS    SOLE       SHARED   NONE
-------------------- --------------- ----------- ---------- ------------    --- ---- ---------- -------- ---------- ----------- ----
BANKUNITED, INC.          COM        06652K 10 3 $  284,851   13,721,131    SH          SOLE       1     13,721,131
BEAZER HOMES USA INC      COM        07556Q 10 5 $       29       19,041(a) SH  Call    SOLE       2         19,041
BIOSCRIP, INC.            COM        09069N 10 8 $    2,012      316,327    SH          SOLE                316,327
BOOZ ALLEN HAMILTON
 HLDG COR                 CL A       099502 10 6 $    3,818      256,750    SH          SOLE                256,750
CEMEX SA EURO MTN BE DEBT 3.250% 3/1 P2253T HV 4 $    3,780    8,000,000    PRN         SOLE       2              -
CEMEX SA EURO MTN BE DEBT 3.750% 3/1 P2253T HW 2 $    4,948   10,500,000    PRN         SOLE       2              -
CHENIERE ENERGY INC.     COM NEW     16411R 20 8 $   25,185    4,890,300    SH          SOLE       2      4,890,300
CHENIERE ENERGY INC.     COM NEW     16411R 20 8 $      306       59,365    SH          SOLE                 59,365
CHINA DIGITAL TV
 HLDG CO LTD          SPONSORED ADR  16938G 10 7 $      338       86,697    SH          SOLE                 86,697
CROSSTEX ENERGY LP        COM        22765U 10 2 $   16,265    1,002,800    SH          SOLE       2      1,002,800
CUMULUS MEDIA INC.        CL A       231082 10 8 $    9,415    3,315,238    SH          SOLE              3,315,238
DR REDDYS LABS LTD        ADR        256135 20 3 $    2,211       74,200    SH          SOLE                 74,200
FREESCALE
 SEMICONDUCTOR                                                                         SHARED-
 HOLDINGS I, LTD         SHS OLD     G3727Q 10 1 $2,163,390  196,136,895(b) SH          OTHER      1                196,136,895
GENERAL GROWTH PPTYS
 INC NEW                  COM        370023 10 3 $  604,310   49,942,980(c) SH          SOLE             49,942,980
GENERAL MTRS CO           COM        37045V 10 0 $      139        6,872(d) SH  Call    SOLE       2          6,872
HDFC BANK LTD        ADR REPS 3 SHS  40415F 10 1 $    2,973      102,000    SH          SOLE                102,000
HOWARD HUGHES
 CORPORATION              COM        44267D 10 7 $   16,872      400,764(e) SH          SOLE                400,764
HSBC HLDGS PLC        SPON ADR NEW   404280 40 6 $      324        8,522    SH          SOLE                  8,522
ICICI BK LTD              ADR        45104G 10 4 $      135        3,900    SH          SOLE                  3,900
LORAL SPACE &
 COMMUNICATNS I           COM        543881 10 6 $   23,264      464,345    SH          SOLE       2        464,345
MBIA INC.                 COM        55262C 10 0 $   10,909    1,500,530    SH          SOLE       2      1,500,530
MGIC INVT CORP WIS        5.000% 5/0 552848 AD 5 $    5,650   10,000,000    PRN         SOLE       2              -
NIELSEN HOLDINGS
 N.V.                     COM        N63218 10 6 $1,436,887   55,095,361    SH          SOLE       1     55,095,361
ORBITZ WORLDWIDE INC      COM        68557K 10 9 $  119,451   55,046,598(f) SH          SOLE       1     55,046,598
PULTE GROUP INC           COM        745867 10 1 $    5,925    1,500,000    SH          SOLE       2      1,500,000
PULTE GROUP INC           COM        745867 10 1 $      251       63,654(g) SH  Call    SOLE       2         63,654
SOHU COM INC              COM        83408W 10 3 $      285        5,905    SH          SOLE                  5,905
SPDR S&P 500 ETF TR     TR UNIT      78462F 10 3 $    4,809       42,500    SH  Put     SOLE       2         42,500

                                                                                                               VOTING AUTHORITY
                                                   VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   ---------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP     (1000S)     PRN AMT       PRN CALL DISCRETION MANAGERS    SOLE       SHARED   NONE
-------------------- --------------- ----------- ---------- -------------- ---- ---- ---------- -------- ---------- ----------- ----
SPDR SERIES TRUST     S&P HOMEBUILD  78464A 88 8 $      332       25,000    SH  Call    SOLE       2         25,000
SPRINT NEXTEL CORP       COM SER 1   852061 10 0 $       34       11,189    SH  Call    SOLE       2         11,189
STANDARD PAC CORP
 NEW                      COM        85375C 10 1 $    9,442    3,822,494    SH          SOLE       2      3,822,494
STANDARD PAC CORP
 NEW                      COM        85375C 10 1 $       35       14,075(h) SH  Call    SOLE       2         14,075
TATA MTRS LTD         SPONSORED ADR  876568 50 2 $      164       10,650    SH          SOLE                 10,650
TEAM HEALTH
 HOLDINGS, INC            COM        87817A 10 7 $  583,018   35,506,563    SH          SOLE             35,506,563
TRW AUTOMOTIVE HLDGS
 CORP                     COM        87264S 10 6 $  637,856   19,488,416    SH          SOLE             19,488,416
US CONCRETE INC         COM NEW      90333L 20 1 $    1,439      350,094    SH          SOLE       2        350,094

(a) Includes two series of BEAZER HOMES USA INC call options.

(b) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares outstanding.

(c) Includes 2,492,751 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(d) Includes two series of GENERAL MTRS CO call options.

(e) Includes 20,004 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(f) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(g) Includes three series of PULTE GROUP INC call options.

(h) Includes two series of STANDARD PAC CORP NEW call options.